Research and Development Expenditures Recognized as Expenses	12 Months Ended
Dec. 31, 2017
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Research and Development Expenditures Recognized as Expenses
31.	Research and Development Expenditures Recognized as Expenses

Research and development expenditures recognized as expenses for the years ended December 31, 2015, 2016 and 2017 were as follows:

	2015		2016	2017
	(in millions of Won)
Administrative expenses	￦	135,508	120,608	125,795
Cost of sales		356,173	324,190	361,093

	￦	491,681	444,798	486,888